Note 7 - Income Tax	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
7	Income tax

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2018	2017	2016

Current tax	343,104	184,016	174,410
Deferred tax	(113,897)	(100,432)	(132,969)
	229,207	83,584	41,441
From discontinued operations	-	(100,720)	(24,339)
	229,207	(17,136)	17,102

The tax on Tenaris’s income before tax differs from the theoretical amount that would arise using the tax rate in each country as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2018	2017	2016

Income before income tax	1,103,107	427,711	34,430

Tax calculated at the tax rate in each country	207,422	6,456	(91,628)
Non taxable income / Non deductible expenses, net	(57,591)	40,298	51,062
Changes in the tax rates	1,824	(62,968)	4,720
Effect of currency translation on tax base (*)	77,552	(922)	105,758
Accrual / Utilization of previously unrecognized tax losses	-	-	(52,810)
Tax charge	229,207	(17,136)	17,102

(*)Tenaris applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Tenaris recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries (mainly Argentina and Mexico), which have a functional currency different than their local currency. These gains and losses are required by IFRS even though the revalued / devalued tax bases of the relevant assets will not
result in any deduction / obligation for tax purposes in future periods

Non Taxable income/ Non deductible expenses, net
, includes a net tax charge of approximately
$59
million booked in the last quarter of
2018
related to impact resulting from the special tax revaluation regime of fixed assets in Argentina (option granted by Law to Argentinian Tax payers).

Changes in the tax rates
, in
2017
it includes mainly the effect of the changes in tax rate in Argentine and US subsidiaries for approximately
$46
million and
$15.2
million respectively.

Accrual/ Utilization of previously unrecognized tax losses
, includes a deferred tax income of approximately
$45
million booked in the last quarter of
2016
related to capital losses. The amount was carried forward in line with US Regulation in force and offset in
2017
capital gains.